Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	LGDI
Entity Registrant Name	LEGEND INTERNATIONAL HOLDINGS INC
Entity Central Index Key	0001132143
Entity Filer Category	Smaller Reporting Company